UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/08

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PRS International Investment Advisory Services Inc.
Address: 801 Brickell Ave., 16th Floor

         Miami, Florida  33131

13F File Number:  28-10997

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Noemi Schaefer
Title:     Chief Compliance Officer
Phone:     305-482-8050

Signature, Place, and Date of Signing:

     Noemi Schaefer     Miami, FL/USA     August 25, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $16,892 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Eagle Outfitters Inc. Common Stock     02553E106      286    21000 SH       SOLE                    21000
AMR Corp.                      Common Stock     001765106       61    12000 SH       SOLE                    12000
Belden Inc                     Common Stock     077454106      474    14000 SH       SOLE                    14000
CME Group Inc.                 Common Stock     12572Q105      422     1100 SH       SOLE                     1100
Computer Associates            Common Stock     12673P105      254    11000 SH       SOLE                    11000
Diageo PLC ADR                 Common Stock     252243Q20      295     4000 SH       SOLE                     4000
Dupont E I de Nemours          Common Stock     263534109      214     5000 SH       SOLE                     5000
EMC Corporation MASS           Common Stock     268648102      235    16000 SH       SOLE                    16000
Financial Sector SPDR Trust BH Common Stock     81369Y605      567    28000 SH       SOLE                    28000
Ford Motor Co                  Common Stock     345370860      346    72000 SH       SOLE                    72000
General Electric               Common Stock     369604103      480    18000 SH       SOLE                    18000
Hatteras Financials            Common Stock     41902R103      228     9900 SH       SOLE                     9900
Honeywell International        Common Stock     438516106      302     6000 SH       SOLE                     6000
Huntsman Corp.                 Common Stock     447011107      217    19000 SH       SOLE                    19000
Ishares MSCI Emerging Markets  Common Stock     464287234      271     2000 SH       SOLE                     2000
Ishares MSCI Hong Kong Index   Common Stock     464286871      254    15000 SH       SOLE                    15000
Ishares MSCI Japan Small Cap   Common Stock     464286582      806    17100 SH       SOLE                    17100
Ishares Russell Midcap Growth  Common Stock     464287481     2646    25000 SH       SOLE                    25000
Las Vegas Sands Corp           Common Stock     517834107      332     7000 SH       SOLE                     7000
McDonald's Corp.               Common Stock     580135101      281     5000 SH       SOLE                     5000
Memc Electronic Materials Inc. Common Stock     552715104      431     7000 SH       SOLE                     7000
Microsoft Corp                 Common Stock     594918104      275    10000 SH       SOLE                    10000
Mirant Corp                    Common Stock     60467R100      274     7000 SH       SOLE                     7000
Mitsubishi UFJ FIN GRP         Common Stock     606822104      396    45000 SH       SOLE                    45000
Mizuho Fincl                   Common Stock     60687Y109      380    41000 SH       SOLE                    41000
Mohawk Inds Inc                Common Stock     608190104      481     7500 SH       SOLE                     7500
NYSE Group Inc                 Common Stock     62949W103      355     7000 SH       SOLE                     7000
Office Depot                   Common Stock     676220106      372    34000 SH       SOLE                    34000
Oil SVC Holdrs TR Depository R Common Stock     678002106      555     2500 SH       SOLE                     2500
Potash Corp Com (USD)          Common Stock     73755L107      229     1000 SH       SOLE                     1000
PPG Industries                 Common Stock     693506107      287     5000 SH       SOLE                     5000
Royal Philips Electronics NV A Common Stock     500472303      338    10000 SH       SOLE                    10000
Sears Holding Corp.            Common Stock     812350106      295     4000 SH       SOLE                     4000
Semtech Corp.                  Common Stock     816850101      155    11000 SH       SOLE                    11000
Sovereign Bancorp Inc.         Common Stock     845905108      368    50000 SH       SOLE                    50000
Symantec Corp                  Common Stock     871503108      193    10000 SH       SOLE                    10000
The St. Joe Company            Common Stock     790148100      292     8500 SH       SOLE                     8500
United Technologies Corp.      Common Stock     913017109      247     4000 SH       SOLE                     4000
US Airway Group                Common Stock     90341W108       50    20000 SH       SOLE                    20000
USG Corporation                Common Stock     903293405      414    14000 SH       SOLE                    14000
Viacom Inc. - Class B          Common Stock     92553P201      214     7000 SH       SOLE                     7000
Walgreens                      Common Stock     931422109      260     8000 SH       SOLE                     8000
Weyerhaeuser Co.               Common Stock     962166104      307     6000 SH       SOLE                     6000
Whirpool Corp.                 Common Stock     963320106      525     8500 SH       SOLE                     8500
Zebra Technologies Corp Cl A   Common Stock     989207105      228     7000 SH       SOLE                     7000